Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 29, 2024	Nov. 30, 2015	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000249214
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value	$ 10,000		$ 11,360			$ 11,800
C000141795
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		$ 10,000			$ 11,974		$ 13,374	$ 12,745	$ 13,307	$ 12,984	$ 18,212	$ 17,024	$ 15,453	$ 20,456	$ 19,230
C000141790
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,577			11,446		12,745	12,112	12,623	12,281	17,184	16,030	14,504	19,157	17,955
C000141791
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			11,862		13,111	12,375	12,796	12,360	17,159	15,898	14,283	18,731	17,422
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000		11,888			13,671
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,806		13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
Alliance Bernstein Index:Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index
Accumulated Value	$ 10,000		$ 11,699			$ 12,034
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Accumulated Value		10,000			11,985		13,587	13,339	13,867	13,915	18,509	17,630	16,796	22,262	22,936
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Accumulated Value		10,000			11,985		13,587	13,339	13,867	13,915	18,509	17,630	16,796	22,262	22,936
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Accumulated Value		$ 10,000			$ 11,985		$ 13,587	$ 13,339	$ 13,867	$ 13,915	$ 18,509	$ 17,630	$ 16,796	$ 22,262	$ 22,936